Pension and Other Employee Benefits - LTIP - Additional Information (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 88,750	₱ 93,545
Long-term Incentive Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued expenses for LTIP	839	1,272
Accrued incentive payable	₱ 2,182	₱ 1,294
Transformation Incentive Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued expenses for TIP			₱ 1,186